1999 Semi-Annual Report


                     Value Investing in Small Companies
                           For More than 25 Years


                                    ROYCE
                                   CAPITAL
                                    FUND


                          ROYCE MICRO-CAP PORTFOLIO
                           ROYCE PREMIER PORTFOLIO
                        ROYCE TOTAL RETURN PORTFOLIO

SEMI-ANNUAL REPORT REFERENCE GUIDE
-------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS                                  	2


PERFORMANCE AND PORTFOLIO REVIEW                       		4


SCHEDULES OF INVESTMENTS AND OTHER FINANCIAL STATEMENTS     	7




For more than 25 years, our value approach has focused on evaluating a company's current worth - what we believe an enterprise would sell for in a private transaction between rational and well-informed parties. This requires a thorough analysis of the financial and operating dynamics of a business, as though we were purchasing the entire company. The price we will pay for a security must be significantly lower than our appraisal of its current worth.

LETTER TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

     What an interesting six months! At the end of 1999's first quarter, the best thing investors could say about the small-cap sector was that it was analogous to one's brother-in-law -- a question mark backed by hope. But after a poor start in both an absolute and relative sense, small-cap securities reversed their fortunes in the second quarter by outperforming their large-company counterparts for the first time since the third quarter of 1997. Perhaps the attitudes of those who thought portfolio diversification wasn't necessary were reversed as well. Although small-caps did not quite catch large-caps on a year-to-date performance basis through June 30, 1999, the second quarter was as impressive for small-caps as the first quarter was dismal.


[BAR CHART]
                    FIRST-QUARTER 1999  SECOND-QUARTER 1999
		    ------------------  -------------------
RUSSELL 2000             -5.4%              +15.6%
S&P 500                  +5.0%               +7.1%
NASDAQ COMPOSITE         +12.3%              +9.1%
DJ INTERNET COMMERCE     +55.9%              -2.1%

[END BAR CHART]

     As exciting as small-cap performance was in 1999's second quarter, it was the rise and fall of Internet stocks during the first six months that grabbed headlines and held investor attention. With the Dow Jones Internet Commerce Index up 55.9% in the first quarter alone, a return most investors would be happy with over three years, there were plenty of Internet stock market gains despite few real profits. Although the Internet sector was still up significantly year-to-date through June 30, 1999, it was only after the second-quarter downturn (DJ Internet Commerce index was off 22.7% from its high on 4/13/99 through 6/30/99) that the Monopoly-money mentality began to subside. Like high school hoops hopefuls bypassing college and going directly to the NBA, many Internet companies at the close of their first day of trading skipped small-cap status and went directly to large-cap standing. One has to wonder about the long-term prospects for many of these companies.

     Whoever said rules are made to be broken had the first quarter in mind as it pertained to the relative performance of growth and value approaches inside small-cap. The traditional beacon during difficult times -- value investing -- was no help at all during the first quarter. The Russell 2000 Value index lost 9.7% versus a loss of 1.7% for the Russell 2000 Growth index, its worst relative comparison since the fourth quarter of 1979. It was also only the fourth time in the index's 20-year history (4Q `79, 4Q `89 and 4Q `94) that the small-cap value index underperformed the small-cap growth index during a down quarter. Fortunately, reports of the demise of value investing were premature. In the second quarter, the Russell 2000 Value index rebounded sharply, up 16.6% versus 14.8% for the Russell 2000 Growth index.

     Our approach in the past regarding our performance discussion has been simple and direct -- temper our enthusiasm when things go well and keep our chins up when they do not. In 1999, we have had opportunities to do both. Our performance through June 30, 1999 was influenced by our asset class, our investment style and our portfolio positions. Our first-quarter travails (all Royce Capital Fund portfolios were underwater and all underperformed the Russell 2000) were matched by our second-quarter triumphs (Royce Premier Portfolio and Royce Micro-Cap Portfolio outperformed the Russell 2000). Who would have thought that some of our portfolios would outperform in the dynamic second quarter and underperform during the difficult first quarter? We certainly didn't.

     An especially noteworthy second quarter and year-to-date performance was turned in by Royce Micro-Cap Portfolio. In addition, Royce Premier Portfolio and Royce Micro-Cap Portfolio enjoyed a performance advantage over their benchmark for the one-year period ended June 30, 1999. For a complete review and discussion of our individual fund results and risk profiles, see pages 4
- 6.

     As satisfying as the second quarter small-cap rally was, we are even more encouraged by the performance of small-cap since the bottom last October. Not only did the Russell 2000 outperform the S&P 500 from the October 8, 1998 bottom through June 30, 1999 (+48.9% versus 44.4%); it did so during a period of rising interest rates - Treasury bond yields were up more than 26% during the period!

     We are also encouraged by our ability to find attractively priced companies, those trading at what we believe are discounts to their own value as businesses, not at discounts to other companies in other businesses in other asset classes. We did some internal research recently that examined small-cap valuations on an earnings yield basis. The results indicate to us that, adjusting for interest rates and allowing for the recent small-cap rally, small-caps are still very attractively valued.

     As we enter what we believe will be a relatively low-return period for the market -- possibly for an extended time -- our confidence in small-cap value investing remains as high as ever.

     We appreciate your continued support of our work.

     Sincerely,

     /s/ Charles M. Royce    /s/ W. Whitney George    /s/ Jack E. Fockler, Jr.


     Charles M. Royce         W. Whitney George        Jack E. Fockler, Jr.
          President                Vice President          Vice President

[Photo: L-R  Charles M. Royce, W. Whitney George and Jack E. Fockler, Jr.]



Notes to Performance and Risk Information

Historical market trends are not necessarily indicative of future movements. All performance information is presented on a total return basis and reflects the reinvestment of distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Royce Capital Fund portfolios invest in small- and/or micro-cap companies that may involve considerably more risk than investments in securities of larger-cap companies (see "Investment Risks" in the prospectus). Please read the prospectus carefully before investing or sending money.

The Dow Jones Internet Commerce Index, Russell 2000, Russell 2000 Value, Russell 2000 Growth and S&P 500 are unmanaged indices of domestic common stocks.

ROYCE MICRO-CAP PORTFOLIO                     PERFORMANCE AND PORTFOLIO REVIEW
-------------------------------------------------------------------------------

WHAT WE DO Royce Micro-Cap Portfolio seeks long-term growth of capital. The Fund uses a value approach to invest in a broadly diversified portfolio of micro-cap stocks, companies with market caps less than $300 million. We believe that the more volatile micro-cap sector, while often higher in risk, offers greater potential for higher returns than any other sector of the domestic equity marketplace.

Average Annual Total Returns    Through 6/30/99
-----------------------------------------------
Second Quarter*               	     29.2%
January - June, 1999*                10.7
1-Year                         	      8.6
Since Inception (12/27/96)           14.3
* Not annualized.

Portfolio Diagnostics
-----------------------------------------------
Median Market Capitalization  	$152 million
Weighted Average P/E Ratio    	14.9x
Weighted Average P/B Ratio    	1.5x
Weighted Average Yield        	0.7%
Net Assets               	$3.2 million

[LINE GRAPH]

ROYCE MICRO-CAP PORTFOLIO VS. RUSSELL 2000
GROWTH OF A $10,000 INITIAL INVESTMENT,
FROM INCEPTION (12/27/96) THROUGH 6/30/99

            Royce
          Micro-Cap      Russell
          Portfolio       2000
	  ---------	 -------
Dec-1996  10000.00  	10000.00
Mar-1997  9820.00    	 9662.00
Jun-1997  10420.00  	11229.00
Sep-1997  11460.00  	12900.00
Dec-1997  12147.00  	12468.00
Mar-1998  13277.00  	13721.00
Jun-1998  12879.00  	13081.00
Sep-1998  10282.00  	10442.00
Dec-1998  12641.00  	12041.00
Mar-1999  10832.07  	11388.38
Jun-1999  13992.87  	13159.27

[END LINE GRAPH]

Portfolio Composition
-----------------------------------------------

Top Five Positions       % of Net Assets

Marshall Industries      	6.4%
Circle International Group    	4.2
Kronos                   	3.8
Pioneer-Standard Electronics  	3.4
Lazare Kaplan International   	3.2

Top Five Sectors         % of Net Assets

Technology               	33.3%
Industrial Services      	17.2
Industrial Products      	13.9
Consumer Products        	11.4
Health                     	 6.9

HOW WE DID Royce Micro-Cap Portfolio came roaring back in 1999's second quarter. This strong showing was part of an overall rebound for micro-cap stocks. Royce Micro-Cap Portfolio's second-quarter performance helped it stay ahead of its benchmark, the small-cap oriented Russell 2000, both in the second quarter (+29.2% versus +15.6%), and on a year-to-date basis through June 30, 1999 (+10.7% versus +9.3%). The Portfolio also outperformed its benchmark for the one-year (+8.6% versus +1.5%) and since inception (+14.3% versus +11.6%) periods.

The top-five best-performing positions, including Marshall Industries, Eagle USA Airfreight and Kronos, accounted for much of the Portfolio's net realized and unrealized gains year-to-date through June 30, 1999. These companies were drawn from a variety of sectors, including industrial services and technology. During 1998's third-quarter small-cap correction, we increased our exposure to technology companies, taking advantage of what we believed were excellent purchase opportunities.

ROYCE PREMIER-CAP PORTFOLIO   		      PERFORMANCE AND PORTFOLIO REVIEW
-------------------------------------------------------------------------------

WHAT WE DO Royce Premier Portfolio, a concentrated portfolio, seeks long-term growth of capital. The Fund uses a value approach to invest primarily in a limited number of small-cap companies with market capitalizations between $300 million and $1.5 billion. Royce generally looks to invest in companies that it considers "premier" - those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below our estimate of their "current worth."

Average Annual Total Returns   Through 6/30/99
-----------------------------------------------
Second Quarter*     		17.3%
January - June, 1999*    	 5.3
1-Year    			 3.0
Since Inception (12/27/96)    	12.9
* Not annualized.


Portfolio Diagnostics
-----------------------------------------------
Median Market Capitalization  	$519 million
Weighted Average P/E Ratio    	14.9x
Weighted Average P/B Ratio    	1.8x
Weighted Average Yield        	1.4%
Net Assets               	$0.5 million

[LINE GRAPH]

ROYCE PREMIER PORTFOLIO VS. RUSSELL 2000
GROWTH OF A $10,000 INITIAL INVESTMENT,
FROM INCEPTION (12/27/96) THROUGH 6/30/99

          Royce
          Premier   	Russell
          Portfolio   	  2000
	  --------- 	-------
Dec-1996  10000.00  	10000.00
Mar-1997  10300.00  	 9662.00
Jun-1997  11180.00  	11229.00
Sep-1997  12140.00  	12900.00
Dec-1997  11826.00  	12468.00
Mar-1998  13280.00  	13721.00
Jun-1998  13170.00  	13081.00
Sep-1998  11430.00  	10442.00
Dec-1998  12881.00  	12041.00
Mar-1999  11562.00  	11388.00
Jun-1999  13564.00  	13159.00

[END LINE GRAPH]

Portfolio Composition
-----------------------------------------------

Top Five Positions       % of Net Assets
Wesco Financial               	6.3%
Enesco Group             	4.7
Florida Rock Industries       	4.6
Lincoln Electric Holdings       4.2
Curtiss-Wright           	4.0

Top Five Sectors         % of Net Assets
Industrial Products      	18.6%
Financial Intermediaries      	17.8
Technology               	12.4
Industrial Services           	11.6
Consumer Products        	 8.1

HOW WE DID Royce Premier Portfolio's concentrated approach helped it to emerge from the first-quarter doldrums to enjoy the rewards of small-cap's second quarter comeback, up 17.3% versus 15.6% for its benchmark, the small-cap oriented Russell 2000. Strong performance for small-cap in general and our own disciplined approach in particular contributed to the Portfolio's impressive second quarter. While trailing its benchmark on a year-to-date basis (+5.3% versus +9.3%), Royce Premier Portfolio outperformed the Russell 2000 for the one-year (+3.0% versus +1.5%) and since inception (+12.9% versus +11.6%) periods ended June 30, 1999.

Through June 30, 1999, the Portfolio benefited from solid performance from companies in several sectors, giving it broad participation in the small-cap rebound. Its top-five performers, including Florida Rock Industries, Marshall Industries and Charming Shoppes, accounted for nearly all of the portfolio's net realized and unrealized gains year-to-date through June 30, 1999. Many of Premier Portfolio's recent selection successes were the result of our discipline - namely, investing in a limited number of what we believe are high-quality small-cap companies when both small-cap interest and respective stock prices were low.

ROYCE TOTAL RETURN PORTFOLIO 		      PERFORMANCE AND PORTFOLIO REVIEW
-------------------------------------------------------------------------------

WHAT WE DO Royce Total Return Portfolio seeks both long-term growth of capital and current income. The Fund uses a value approach to primarily invest in a diversified portfolio of dividend-paying small- and micro-cap companies.

Average Annual Total Returns    Through 6/30/99
-----------------------------------------------

Second Quarter*                	    6.2%
January - June, 1999*              -1.8
1-Year                         	    0.8
Since Inception (5/15/98)           0.5
* Not annualized.

Portfolio Diagnostics
-----------------------------------------------

Median Market Capitalization  	$389 million
Weighted Average P/E Ratio    	11.2x
Weighted Average P/B Ratio    	1.6x
Weighted Average Yield        	3.5%
Net Assets               	$0.3 million

[LINE GRAPH]

ROYCE TOTAL RETURN PORTFOLIO VS. RUSSELL 2000
GROWTH OF A $10,000 INITIAL INVESTMENT,
FROM INCEPTION (5/18/98) THROUGH 6/30/99

          	Royce Total    Russell
           Return Portfolio     2000
	   ----------------    --------
MAY 15, 1998   	10000.00       10000.00
MAY-1998  	10000.00       	9667.00
JUN-1998  	 9980.00        9687.00
JUL-1998  	 9900.00        8902.00
AUG-1998  	 9280.00        7171.00
SEP-1998  	 9780.00        7732.00
OCT-1998  	10000.00       	8047.00
NOV-1998  	10180.00       	8468.00
DEC-1998  	10242.00       	8997.00
JAN-1999  	 9980.00        9117.00
FEB-1999  	 9536.00        8378.00
MAR-1999  	 9475.00        8509.00
APR-1999  	 9878.00        9271.00
MAY-1999  	10060.00       9407.00
JUN-1999  	10060.00       9833.00


[END LINE GRAPH]

Portfolio Composition
-----------------------------------------------

Top Five Positions            % of Net Assets
Kimball International Cl. B        3.9%
Puerto Rican Cement           	   3.8
Zenith National Insurance          3.7
Enesco Group                       3.5
Bassett Furniture Industries       3.5

Top Five Sectors              % of Net Assets
Industrial Products           	   19.3%
Financial Intermediaries           16.3
Industrial Services                13.5
Consumer Products              	    9.6
Natural Resources              	    9.1


HOW WE DID Royce Total Return Portfolio underperformed its benchmark index, the small-cap oriented Russell 2000, for the second quarter (+6.2% versus +15.6%) and the year-to-date period ended June 30, 1999 (-1.8% versus +9.3%). However, the Portfolio fared very well during the small-cap down market through October 8, 1998, as shown in the graph above. The Fund's solid performance during this period allowed it to stay ahead of the Russell 2000 since its inception, rising 0.5% versus a decline of 1.5% for its benchmark.

Although the performance history for this Portfolio has been short, we are excited about the prospects for investing in dividend-paying small-cap stocks and believe that this strategy may provide a substantial long-term performance edge.

SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO           June 30, 1999 (unaudited)
-------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
			                       SHARES   	VALUE
					       ------		-----
Consumer Products - 11.4%
Food/Beverage/Tobacco - 3.1%
   800 JR Cigar*       				8,000  		$99,000
							       ---------
Home Furnishing/Appliances - 1.1%
   Conso International*       			6,000            34,500
							       ---------

Publishing - 1.1%
   Topps Company (The)*       			5,000            36,406
							       ---------

Other Consumer Products - 6.1%
   Lazare Kaplan International* 	       10,000           101,250
   Marvel Enterprises* 				4,500            33,188
   Velcro Industries   				5,000            60,625
							       ---------
                                            			195,063
							       ---------

                                            			364,969
							       ---------

Consumer Services - 1.1%
Leisure/Entertainment - 0.4%
   Seattle FilmWorks*  				4,000            12,250
							       ---------

Restaurants/Lodgings - 0.7%
   Pizza Inn           				6,600            22,069
							       ---------

                                              			 34,319
							       ---------

Financial Intermediaries - 3.0%
Insurance - 3.0%
   Capitol Transamerica       			2,900            38,425
   Navigators Group*   				2,100            31,500
   Nobel Insurance*    				  400               300
   PICO Holdings*      				1,000            25,312
							       ---------
                                              			 95,537
							       ---------

Financial Services - 1.5%
Information and Processing - 1.5%
   Duff & Phelps Credit Rating  		  700            46,812
							       ---------

Health - 6.9%
Commercial Services - 1.5%
   Young Innovations*  				3,400            49,725
							       ---------

Drugs and Biotech - 5.4%
   International Isotopes*    			4,000            37,000
   Myriad Genetics*    				5,000            45,000
   Respironics*        				5,000            75,625
   ViroPharma*         				2,000            15,375
							       ---------
                                            			173,000
							       ---------

                                            			222,725
							       ---------

Industrial Products - 13.9%
Building Systems and Components - 1.9%
   Falcon Products     				6,000            61,125
							       ---------

Construction Materials - 1.5%
   Monarch Cement      				2,500            48,125
							       ---------

			                       SHARES   	VALUE
					       ------		-----
Industrial Components - 0.5%
   Woodhead Industries 				1,300  		$15,925
							       ---------

Machinery - 1.0%
   DeVlieg-Bullard*    				1,500               525
   Lund International Holdings* 		4,900            30,625
							       ---------
                                              			 31,150
							       ---------

Paper and Packaging - 1.7%
   PalEx*              				9,000            54,563
							       ---------

Pumps, Valves and Bearings - 0.5%
   Sun Hydraulics      				1,800            16,087
							       ---------

Specialty Chemicals and Materials - 5.3%
   CFC International*  				7,500            80,625
   Chemfab*            				3,000            54,563
   Hauser*             				1,775             9,762
   Synalloy            				3,000            24,375
							       ---------
                                            			169,325
							       ---------

Other Industrial Products - 1.5%
   BHA Group Holdings  				6,100            50,325
							       ---------

                                            			446,625
							       ---------

Industrial Services - 17.2%
Commercial Services - 2.0%
   Business Resource Group*   		       12,500            41,406
   Carlisle Holdings*  				1,500            21,750
							       ---------
                                               			 63,156
							       ---------

Engineering and Construction - 0.2%
   Sevenson Environmental Services      	  480             5,580
							       ---------

Food/Tobacco Processors - 1.8%
   Midwest Grain Products*    			5,200            57,850
							       ---------

Industrial Distribution - 0.7%
   Vallen*             				1,400            22,400
							       ---------

Printing - 2.0%
   Ennis Business Forms       			7,500            64,219
							       ---------

Transportation and Logistics - 10.5%
   AirNet Systems*     				7,200            97,200
   Circle International Group 			6,100           133,438
   Eagle USA Airfreight*      			1,800            76,387
   Kenan Transport     				1,000            30,750
							       ---------
                                            			337,775
							       ---------

                                            			550,980
							       ---------

Natural Resources - 5.0%
Metals and Mining - 0.2%
   MK Gold*            			       15,000             7,350
							       ---------

Oil and Gas - 4.8%
   Denbury Resources*  			       20,000            87,500
   PetroCorp*          				  500             3,063
   Titan Exploration*  			       12,500            62,500
							       ---------
                                            			153,063
							       ---------
                                            			160,413
							       ---------

SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------------

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO          June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

			                       SHARES   	VALUE
					       ------		-----

Technology - 33.3%
Aerospace/Defense - 1.1%
   Special Metals*     				6,100        $   35,456
							       ---------

Components and Systems - 4.4%
   Axiohm Transaction Solutions*        	  700             2,800
   MOCON               				4,500            26,437
   Newport             				3,000            46,500
   PCD*                				5,000            55,000
   Perceptron*         				2,500            11,406
							       ---------
                                            			142,143
							       ---------

Distribution - 11.6%
   Marshall Industries*       			5,700           204,844
   Pioneer-Standard Electronics 		9,000           108,000
   Richardson Electronics     			9,000            61,313
							       ---------
                                            			374,157
							       ---------

Semiconductors and Equipment - 4.7%
   Exar*               				3,000            74,250
   Helix Technology    				2,000            47,875
   Intevac*            				5,000            27,500
							       ---------
                                            			149,625
							       ---------

Software/Services - 9.6%
   ANSYS*              				1,800            17,887
   Aspen Technology*   				5,600            65,800
   JDA Software Group* 				6,000            55,875
   Kronos*             				2,700           122,850
   MSC.Software*       				8,000            46,500
							       ---------
                                            			308,912
							       ---------

			                       SHARES   	VALUE
					       ------		-----

Telecommunication - 1.9%
   REMEC*              				3,700  $         59,663
							       ---------

                                         		      1,069,956
							     -----------

Miscellaneous - 3.9%                                		125,937
							       ---------

TOTAL COMMON STOCKS
  (Cost $3,279,089)                              	      3,118,273
							     -----------

TOTAL INVESTMENTS - 97.2%
  (Cost $3,279,089)                              	      3,118,273

CASH AND OTHER ASSETS
  LESS LIABILITIES - 2.8%                                  	 91,136
							       ---------

NET ASSETS - 100.0%             		          $   3,209,409
							     -----------

*  Non-income producing.

INCOME TAX INFORMATION- The cost of total investments for Federal income tax purposes was $3,279,089. At June 30, 1999, net unrealized depreciation for all securities was $160,816, consisting of aggregate gross unrealized appreciation of $529,838 and aggregate gross unrealized depreciation of $690,654.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------------
ROYCE CAPITAL FUND - PREMIER PORTFOLIO     	    June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

COMMON STOCKS- 86.9%

                     			      SHARES         VALUE
					      ------	     -----
Consumer Products- 8.1%
Apparel and Shoes- 1.3%
  Superior Uniform Group   			500      $	6,250
							   -----------

Collectibles- 4.7%
  Enesco Group       			      1,000            23,125
							   -----------

Sports and Recreation- 2.1%
  Oakley*            			      1,000             7,125
  Sturm, Ruger & Co. 				300             3,206
							   -----------
                                           		       10,331
							   -----------
                                           		       39,706
							   -----------

Consumer Services- 2.9%
Retail Stores- 2.9%
  Charming Shoppes*  			      2,300            14,016
							   -----------


Financial Intermediaries- 17.8%
Insurance- 17.8%
  Berkley (W. R.)    				500            12,500
  Commerce Group     				300             7,313
  Leucadia National* 				200             5,075
  Medical Assurance* 				200             5,650
  PMA Capital Cl. A  				300             6,169
  Trenwick Group     				300             7,397
  Wesco Financial    				100            31,000
  Zenith National Insurance  			500            12,312
							   -----------
                                           		       87,416
							   -----------

Financial Services- 5.8%
Information and Processing- 1.4%
  Duff & Phelps Credit Rating       	      	100             6,688
							   -----------

Insurance Brokers- 3.4%
  Blanch (E.W.) Holdings   		      	100             6,819
  Gallagher (Arthur J.) & Co.       	      	200             9,900
							   -----------
                                           		       16,719
							   -----------

Investment Management- 1.0%
  Pioneer Group (The)*     		      	300             5,175
							   -----------

                                           		       28,582
							   -----------

Health-5.6%
Commercial Services- 2.8%
  ICON ADR+*         			      	700            13,737
							   -----------

Health Services- 1.6%
  Arrow International      			300             7,763
							   -----------

Surgical Products and Devices- 1.2%
  Haemonetics*       				300             6,019
							   -----------

                                           		       27,519
							   -----------

Industrial Products- 18.6%
Building Systems and Components- 3.9%
  Simpson Manufacturing*   			400            19,000
							   -----------

Construction Materials- 4.6%
  Florida Rock Industries  			500            22,750
							   -----------

                     			      SHARES         VALUE
					      ------	     -----
Machinery- 5.4%
  Lincoln Electric Holdings 		      1,000        $   20,500
  Nordson           				100             6,125
							   -----------
                                          		       26,625
							   -----------

Pumps, Valves and Bearings- 2.8%
  Kaydon Corporation      			400            13,450
							   -----------

Specialty Chemicals and Materials- 1.9%
  Lilly Industries Cl. A  			500             9,281
							   -----------

                                          		       91,106
							   -----------

Industrial Services- 11.6%
Engineering and Construction- 3.7%
  Morrison Knudsen* 				1,000          10,312
  Stone & Webster   				300             7,988
							   -----------
                                          		       18,300
							   -----------

Industrial Distribution- 1.0%
  Lawson Products   				200             5,037
							   -----------

Printing- 2.1%
  Merrill Corporation     			700            10,150
							   -----------

Transportation and Logistics- 4.8%
  Air Express International 			400            10,150
  Circle International Group        		600            13,125
							   -----------
                                          		       23,275
							   -----------

                                          		       56,762
							   -----------

Natural Resources- 4.1%
Energy Services- 2.5%
  Nabors Industries*      			500            12,219
							   -----------

Oil and Gas- 1.6%
  Barrett Resources*      			200             7,675
							   -----------

                                          		       19,894
							   -----------

Technology- 12.4%
Aerospace/Defense- 4.0%
  Curtiss-Wright    				500            19,437
							   -----------

Components and Systems- 0.8%
  National Instruments*   			100             4,037
							   -----------

Distribution- 5.5%
  Avnet             				200             9,300
  Marshall Industries*    			500            17,969
							   -----------
                                          		       27,269
							   -----------

Software/Services- 2.1%
  National Computer Systems 			300            10,125
							   -----------

                                          		       60,868
							   -----------

TOTAL COMMON STOCKS
  (Cost $379,829)                               	      425,869
							   -----------

TOTAL INVESTMENTS- 86.9%
  (Cost $379,829)                               	      425,869

CASH AND OTHER ASSETS
  LESS LIABILITIES- 13.1%                             	       64,092
							   -----------

NET ASSETS-  100.0%         				$     489,961
							   -----------

*  Non-income producing.

INCOME TAX INFORMATION- The cost of total investments for Federal income tax purposes was $379,829. At June 30, 1999, net unrealized appreciation for all securities was $46,040, consisting of aggregate gross unrealized appreciation of $66,100 and aggregate gross unrealized depreciation of $20,060.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------------

ROYCE CAPITAL FUND - TOTAL RETURN PORTFOLIO         June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

COMMON STOCKS-80.6%
			                     SHARES           VALUE
					     ------	      -----
Consumer Products-9.6%
Apparel and Shoes-1.4%
  Superior Uniform Group  			300       $	3,750
							     ---------
Collectibles-3.5%
  Enesco Group      				400             9,250
							     ---------

Home Furnishing/Appliances-3.5%
  Bassett Furniture Industries      		400             9,150
							     ---------

Sports and Recreation-1.2%
  Sturm, Ruger & Company  			300             3,206
							     ---------
                                          		       25,356
							     ---------

Financial Intermediaries-16.3%
Insurance-16.3%
  Berkley (W.R.)    				300             7,500
  Capitol Transamerica    			400             5,250
  Chicago Title     				100             3,507
  Commerce Group    				200             4,875
  LandAmerica Financial Group       		200             5,675
  PMA Capital Cl. A 				200             4,113
  Trenwick Group    				100             2,466
  Zenith National Insurance 			400             9,850
							     ---------
                                          		       43,236
							     ---------

Financial Services-2.6%
Insurance Brokers-1.0%
  Crawford & Company Cl. A  			200             2,700
							     ---------

Investment Management-1.6%
  John Nuveen Company Cl. A 			100             4,269
							     ---------
                                            			6,969
							     ---------

Health- 2.2%
Health Services- 2.2%
  Arrow International     			200             5,700
							     ---------

Industrial Products-19.3%
Building Systems and Components-4.7%
  Falcon Products   				200             2,037
  Kimball International Cl. B       		600            10,288
							     ---------
                                          		       12,325
							     ---------

Construction Materials- 5.4%
  Ameron International    			100             4,338
  Puerto Rican Cement     			300             9,956
							     ---------
                                          		       14,294
							     ---------

Machinery-3.1%
  Lincoln Electric Holdings 			400            	8,200
							     ---------

Pumps, Valves and Bearings-1.3%
  Kaydon Corporation      			100             3,363
							     ---------

Specialty Chemicals and Materials-2.6%
  Synalloy          				200             1,625
  WD-40             				200             5,264
							     ---------
                                            			6,889
							     ---------

Other Industrial Products- 2.2%
  Baldor Electric   				300             5,852
							     ---------
                                          		       50,923
							     ---------

Industrial Services-13.5%
Commerical Services- 2.4%
  Olsten            			      1,000             6,312
							     ---------


			                     SHARES           VALUE
					     ------	      -----

Engineering and Construction-1.0%
  Stone & Webster   				100   	    $   2,663
							     ---------

Food/Tobacco Processors- 2.1%
  Universal         				200             5,689
							     ---------

Industrial Distribution- 2.9%
  Lawson Products   				300             7,556
							     ---------

Printing-5.1%
  Ennis Business Forms    			900             7,706
  Merrill Corporation     			400             5,900
							     ---------
                                           		       13,606
							     ---------
                                           		       35,826
							     ---------

Natural Resources-9.1%
Energy Services- 3.8%
  Helmerich & Payne 				200            	4,762
  Lufkin Industries 				300             5,250
							     ---------
                                           		       10,012
							     ---------

Gold-1.6%
  Anglogold ADR+    				200            	4,300
							     ---------

Oil and Gas-3.7%
  Devon Energy      				100             3,575
  Tidewater         				200             6,100
							     ---------
                                             			9,675
							     ---------
                                           		       23,987
							     ---------

Technology-8.0%
Aerospace/Defense-3.4%
  Curtiss-Wright    				100            	3,888
  Woodward Governor 				200             5,200
							     ---------
                                             			9,088
							     ---------

Distribution- 1.8%
  Avnet             				100             4,695
							     ---------

Telecommunication- 2.8%
  Clarent Corporation     			500             7,500
							     ---------
                                           		       21,283
							     ---------

TOTAL COMMON STOCKS
  (Cost $216,023)                        		      213,280
							     ---------

PREFERRED STOCK- 3.0%
  Fleetwood Capital Trust
  (Cost $8,100)     				200             8,000
							     ---------

CORPORATE BOND-2.2%
Charming Shoppes 7.50%
  Conv. Sub. Note due 7/15/06,
  principal amount $6,000
  (Cost $5,985)                              			5,820
							     ---------

TOTAL INVESTMENTS-85.8%
  (Cost $230,108)                        		      227,100

CASH AND OTHER ASSETS
  LESS LIABILITIES-14.2%                              	       37,665
							     ---------

NET ASSETS-  100.0%          				$     264,765
							     ---------

+ American Depository Receipt.

INCOME TAX INFORMATION- The cost of total investments for Federal income tax purposes was $230,108. At June 30, 1999, net unrealized depreciation for all securities was $3,008, consisting of aggregate gross unrealized appreciation of $3,823 and aggregate gross unrealized depreciation of $6,831.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF ASSETS AND LIABILITIES 		June 30, 1999  (unaudited)
-------------------------------------------------------------------------------

                                    					      Micro-Cap        Premier     Total Return
                                    					      Portfolio      Portfolio	     Portfolio
									      ---------      ---------       ---------
ASSETS:
Investments at value*                      				     $3,118,273       $425,869	      $227,100
Cash                                     					126,931        142,359	       183,790
Receivable for investments sold                   			         14,000	        15,999             -
Receivable for capital shares sold                  				  1,741		   -               -
Receivable for dividends and interest                       			    487		   612             358
Prepaid expenses and other assets                   				  5,269		 5,148           8,005
-----------------------------------------------------------------------------------------------------------------------
     Total Assets                             				      3,266,701	       589,987 	       419,253
------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                 				 51,750		97,410 	       152,016
Payable for investment advisory fees                        			    434		   -     	   -
Accrued expenses                                    				  5,108		 2,616           2,472
------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                            				 57,292	       100,026         154,488
------------------------------------------------------------------------------------------------------------------------
     Net Assets                            				     $3,209,409       $489,961	      $264,765
========================================================================================================================

ANALYSIS OF NET ASSETS:
Undistributed net investment income (loss)       			       ($11,826)         ($500)		  $575
Accumulated net realized gain on investments                			213,884		 4,647           2,531
Net unrealized appreciation (depreciation) on investments      		       (160,816)	46,040		(3,008)
Capital shares                                        				    554		    85              53
Additional paid-in capital                    				      3,167,613	       439,689         264,614
------------------------------------------------------------------------------------------------------------------------
     Net Assets                            				     $3,209,409       $489,961	      $264,765
========================================================================================================================

SHARES OUTSTANDING:
  (unlimited number of $.001 par value shares authorized for each Fund)		553,544		85,081		53,167
========================================================================================================================

NET ASSET VALUES (Net Assets/Shares Outstanding):
  (offering and redemption price per share)            				  $5.80          $5.76		 $4.98
========================================================================================================================
* Investments at identified cost           				     $3,279,089       $379,829	      $230,108
------------------------------------------------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

					  ------------------------------------------------------------------
                 			   	Micro-Cap Portfolio               Premier Portfolio
					  --------------------------------   -------------------------------
                 			  Six months ended    Year ended     Six months ended  Year ended
                 			   June 30, 1999      December 31,    June 30, 1999    December 31,
                 			    (unaudited)          1998          (unaudited)        1998
					  ------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income (loss)      	       ($11,826)      ($17,548)          ($500)          ($260)
  Net realized gain (loss) on investments       213,579	       434,110           4,246          23,777
  Net change in unrealized appreciation
    (depreciation) on investments                75,782	      (268,413)		24,617           3,045
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
       from investment operations 		277,535	       148,149		28,363		26,562
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                        	      -		     -               -		     -
  Net realized gain on investments                    -       (417,977)		     -         (23,389)
------------------------------------------------------------------------------------------------------------
  Total distributions                                 -       (417,977)		     -         (23,389)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Value of shares sold            		324,399      2,647,803		87,272          52,281
   Distributions reinvested        		      -	       417,974               -          23,387
   Value of shares redeemed                    (729,905)      (522,951)		   (91)            (47)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
       from capital share transactions         (405,506)     2,542,826          87,181          75,621
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS                	       (127,971)     2,272,998	       115,544          78,794
NET ASSETS:
   Beginning of period          	      3,337,380      1,064,382	       374,417         295,623
------------------------------------------------------------------------------------------------------------
   End of period        		     $3,209,409     $3,337,380        $489,961        $374,417
============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)        		       ($11,826)             -           ($500)              -
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (in shares):
   Shares sold          			 65,020        460,617          16,592    	 9,013
   Shares issued for reinvestment
      of distributions                                -         84,099		     -  	 4,438
   Shares redeemed                	       (148,154)       (91,527)            (16)             (9)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      shares outstanding         		(83,134)       453,189          16,576          13,442
------------------------------------------------------------------------------------------------------------



					  --------------------------------
                 			       Total Return Portfolio
					  --------------------------------
                 			  Six months ended   Period ended
                 			  June 30, 1999      December 31,
                 			   (unaudited)	       1998 (a)
					  --------------------------------
INVESTMENT OPERATIONS:
  Net investment income (loss)      	       	$575               $56
  Net realized gain (loss) on investments     (1,711)          	 5,322
  Net change in unrealized appreciation
    (depreciation) on investments               (347)           (2,661)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets
       from investment operations 	      (1,483)		 2,717
-----------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                            -	          (227)
  Net realized gain on investments                 -		  (909)
-----------------------------------------------------------------------------
  Total distributions                              -	 	(1,136)
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Value of shares sold            	     150,284           113,694
   Distributions reinvested        	           -           	 1,136
   Value of shares redeemed                     (405) 	   	   (42)
-----------------------------------------------------------------------------
   Net increase (decrease) in
       from capital share transactions       149,879           114,788
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS                	     148,396           116,369
NET ASSETS:
   Beginning of period          	     116,369		     -
-----------------------------------------------------------------------------
   End of period        		    $264,765          $116,369
=============================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                $575                -
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (in shares):
   Shares sold                 		      30,299           22,728
   Shares issued for reinvestment
      of distributions                             -	          229
   Shares redeemed                	         (81)              (8)
-----------------------------------------------------------------------------
   Net increase (decrease) in
      shares outstanding         	      30,218           22,949
-----------------------------------------------------------------------------


(a) Total Return Portfolio commenced operations on May 15, 1998.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF OPERATIONS          Six months ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

                                       					Micro-Cap       Premier	   Total Return
                                       					Portfolio     Portfolio	    Portfolio
									---------     ---------     ----------
INVESTMENT INCOME:
Income:
   Dividends                                 				  $8,749 	$2,081	       $1,282
   Interest                                                     	       -	     -		  225
---------------------------------------------------------------------------------------------------------------
         Total Income                         				   8,749	 2,081		1,507
---------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees						  19,051         1,911		  690
   Custodian                                               		   5,308	 2,386		2,046
   Shareholder servicing						   3,902	 3,902		3,901
   Audit                                                    		   1,960	 1,335          1,335
   Organizational expenses					           1,062         1,062		1,044
   Legal                                                 		     924	   102		   32
   Trustees' fees                                                            891	    94		   29
   Administrative and office facilities expenses			     748	    88		   28
   Other expenses                                                   	   1,690	   774            764
---------------------------------------------------------------------------------------------------------------
         Total Expenses                     				  35,536	11,654		9,869
         Fees Waived by Investment Adviser				 (14,961)       (1,911)		 (690)
         Expenses Reimbursed by Investment Adviser			       -     	(7,162)        (8,247)
---------------------------------------------------------------------------------------------------------------
         Net Expenses                                    		  20,575	 2,581            932
---------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss)					 (11,826)         (500)		  575
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments					 213,579         4,246	       (1,711)
Net change in unrealized appreciation (depreciation) on investments	  75,782        24,617		 (347)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments			 289,361        28,863	       (2,058)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS                                      	$277,535	$28,363       ($1,483)
===============================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
   This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating each Fund's performance for the periods presented.
================================================================================

               		     Net Realized            	     Distributions
   Net Asset   	   Net           and   	     Distributions      From Net    Net Asset
     Value,    Investment     Unrealized       From Net        Realized       Value,
   Beginning     Income      Gain (Loss) on   Investment        Gain on        End
   of Period     (Loss)       Investments 	Income        Investments   of Period
========================================================================================
Micro-Cap Portfolio (a)
-----------------------
1999    $5.24   ($0.02)     	$0.58              -               -	       $5.80
1998     5.80    (0.03)   	 0.23              -		(0.76)   	5.24
1997     5.01    (0.02)   	 1.08              -		(0.27)   	5.80
1996     5.00      -       	 0.01		   -               -       	5.01

Premier Portfolio (b)
---------------------
1999    $5.47    ($0.01)     	$0.30              -       	   -	       $5.76
1998     5.37      -       	 0.47		   -            (0.37)   	5.47
1997     5.05     (0.01)  	 0.87              -		(0.54)   	5.37
1996     5.00      -       	 0.05		   -               -       	5.05

Total Return Portfolio (c)
--------------------------
1999    $5.07     $0.01        ($0.10)             -		   -           $4.98
1998     5.00      0.01  	 0.11            (0.01)		(0.04)   	5.07




                                    			Ratio of Net
                             		    Ratio of     Investment
                              		    Expenses    Income (Loss)
               	    Total    Net Assets,   to Average    to Average	Portfolio
               	   Return   End of Period  Net Assets    Net Assets	Turnover Rate
========================================================================================
Micro-Cap Portfolio (a)
-----------------------
1999                10.7%   $3,209,409       1.35% *   	   -0.78% *    		37%
1998                 4.1%    3,337,380       1.35%         -0.79%         	88%
1997                21.2%    1,064,382       1.35%         -0.96%              132%
1996                 0.2%      250,462       1.99% *   	   -1.99% *    		 0%

Premier Portfolio (b)
---------------------
1999                 5.3%     $489,961       1.35% *   	   -0.26% *    		29%
1998                 8.9%      374,417       1.35%         -0.08%              109%
1997                17.1%      295,623       1.35%         -0.18%         	79%
1996                 1.0%      252,419       1.99% *       -1.99% *    		 0%

Total Return Portfolio (c)
--------------------------
1999                -1.8%     $264,765       1.35% *   	    0.83% *    		10%
1998                 2.4%      116,369       1.35% *   	    0.08% *    		77%



(a) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the periods June 30, 1999 and December 31, 1998, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 2.33%, 2.59%, 7.32% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

(b) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended June 30, 1999 and December 31, 1998, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 6.10%, 7.05%, 8.87% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

(c) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended June 30, 1999 and December 31, 1998, the expense ratios before the waivers and reimbursements would have been 14.30% and 18.08%, respectively. The Fund commenced operations on May 15, 1998.

*  Annualized.

Royce Capital Fund
Notes to Financial Statements  (unaudited)
-------------------------------------------------------------------------------

Summary of Significant Accounting Policies:

     Royce Micro-Cap Portfolio, Royce Premier Portfolio and Royce Total Return Portfolio (the "Fund" or "Funds") are three series of Royce Capital Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. Micro-Cap Portfolio and Premier Portfolio commenced operations on December 27, 1996 and Total Return Portfolio commenced operations on May 15, 1998.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

     Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

     Expenses:

             The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund's operations, while expenses applicable to more than one series of the Trust are allocated in an equitable manner. Allocated personnel and occupancy costs related to the Royce Funds are included in administrative and office facilities expenses.

     Taxes:

     As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

-------------------------------------------------------------------------------

     Distributions:

     Any  dividend  and capital gain distributions are recorded  on  the  ex-
dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

     Repurchase agreements:

     The Funds enter into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of the Funds' assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.


Investment Adviser:

     Under the Trust's investment advisory agreements with Royce & Associates, Inc. ("Royce"), Royce is entitled to receive management fees, which are computed daily and payable monthly, at an annual rate of 1.25%, 1.0% and 1.0% of the average net assets of Micro-Cap Portfolio, Premier Portfolio and Total Return Portfolio, respectively. Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain a net annual operating expense ratio of expenses to average net assets at or below 1.35% for each Fund through December 31, 1999. For the period ended June 30, 1999, Micro-Cap Portfolio recorded advisory fees of $4,090 (net of waivers of $14,961). Royce waived advisory fees of $1,911 for Premier Portfolio and $690 for Total Return Portfolio.

Purchases and Sales of Investment Securities:

     For  the  period  ended  June 30, 1999, the cost of  purchases  and  the
proceeds   from  sales  of  investment  securities,  other  than   short-term
securities, were as follows:

            Micro-Cap Portfolio    Premier Portfolio   Total Return Portfolio
     	    -------------------	   -----------------   ----------------------
Purchases           $1,094,853		$167,912	     $154,489
Sales               $1,415,816		 $87,965	       $9,275